Deposits and Subordinated Debt - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 289,378	$ 291,632
Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	258,524	258,460
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	183,790	185,655
Canada | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	158,270	158,475
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	76,974	78,175
United States | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	71,642	72,186
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	28,614	27,802
Other Countries [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 28,612	$ 27,799